UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
November 3, 2008

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                20
                                              -----------
Form 13F Information Table Value Total:       $    41,666
                                              -----------
                                              (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 9/30/08



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Apple Inc.               COM  037833100  2,557    22,500 SH    SOLE              22,500
Abington Community Banc. COM  00350R106  2,975   294,000 SH    SOLE             294,000
Advanta Corporation      CLA  007942105  1,316   266,850 SH    SOLE             266,850
Advanta Corporation      CLB  007942204    490    59,500 SH    SOLE              59,500
TD Ameritrade Holding    COM  87236Y108  2,167   130,000 SH    SOLE             130,000
Berkshire Hathawayc.     CLA  084670108  2,873        22 SH    SOLE                  22
Black & Decker Corp.     COM  091797100  2,430    40,000 SH    SOLE              40,000
Cabelas, Inc.            COM  126804301  2,718   225,000 SH    SOLE             225,000
East West Bancorp Inc    COM  27579R104  1,576   115,000 SH    SOLE             115,000
El Paso Corporation      COM  28336L109  2,456   192,500 SH    SOLE             192,500
Federal Agric. Mortgage  CLC  313148306     82    20,000 SH    SOLE              20,000
Federal Agric. Mortgage  CLA  313148108    224    64,000 SH    SOLE              64,000
Goldman Sachs Group      COM  38141G104  2,816    22,000 SH    SOLE              22,000
Honda Motor Ltd.     AmerSHS  438128308  2,108    70,000 SH    SOLE              70,000
Polaris Industries, Inc. COM  731068102  3,412    75,000 SH    SOLE              75,000
Smuckers J M             COM  832696405  2,408    47,500 SH    SOLE              47,500
Terex Corp               COM  880779103  1,892    62,000 SH    SOLE              62,000
United Parcel Service    CLB  911312106  2,516    40,000 SH    SOLE              40,000
Verizon Communications   COM  92343V104  2,294    71,500 SH    SOLE              71,500
Zimmer Holdings          COM  98956P102  2,356    36,500 SH    SOLE              36,500



REPORT SUMMARY:                 20      41,666